Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Securities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 2,621,427,000,000	$ 2,471,203,000,000
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	43,627,000,000	41,111,000,000
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,345,000,000	2,349,000,000
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	41,282,000,000	38,762,000,000
Securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	38,152,000,000	32,566,000,000
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,344,000,000	2,349,000,000
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	35,808,000,000	30,217,000,000
Hong Kong Government | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	4,000,000	4,000,000
Hong Kong Government | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	4,000,000	4,000,000
Hong Kong Government | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other governments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	1,420,000,000	1,386,000,000
Other governments | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	666,000,000	673,000,000
Other governments | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	754,000,000	713,000,000
Asset-backed securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	363,000,000	399,000,000
Asset-backed securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Asset-backed securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	363,000,000	399,000,000
Corporate debt and other securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	5,426,000,000	5,428,000,000
Corporate debt and other securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,674,000,000	1,672,000,000
Corporate debt and other securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	3,752,000,000	3,756,000,000
Equities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	30,939,000,000	25,349,000,000
Equities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Equities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	30,939,000,000	25,349,000,000
Debt securities issued by banks and other financial institutions | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	366,000,000	676,000,000
Debt securities issued by banks and other financial institutions, guaranteed by governments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0